Restricted Cash (Components Of Restricted Cash) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 272,787	$ 280,653	[1]	$ 244,000
Cash Securing Our Obligations Under ECA-Guaranteed Financings [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	59,609	41,895
Cash Securing Our Obligations Under ALS II Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	15,004	15,712
Cash Securing Our Obligations Under AerFunding Revolving Credit Facility [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	71,379	82,070
Cash Securing Our Obligations Under Genesis Funding Limited ("GFL") Securitization Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	35,836	28,955
Cash Securing Our Obligations Under TUI Portfolio Acquisition Facility Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	26,509	25,656
Cash Securing Our Obligations Under Other Debt [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	52,800	82,043
Cash Securing Our Obligations Under SkyFunding I and II Facilities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	7,472	2,740
Other [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 4,178	$ 1,582

[1]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.